Note 23 - Employee Benefits - Employee Benefit Revenue/(Expenses) Allocation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Employee Benefit Revenue/(Expenses) Allocation	R$ (138.7)	R$ (151.7)	R$ (142.3)
Employee benefit revenue (expenses) allocated to cost of sales [member]
Statement Line Items [Line Items]
Employee Benefit Revenue/(Expenses) Allocation	(22.3)	(24.5)	(19.3)
Employee benefit revenue (expenses) allocated to sales and marketing expenses [member]
Statement Line Items [Line Items]
Employee Benefit Revenue/(Expenses) Allocation	(5.0)	(9.5)	(7.9)
Employee benefit revenue (expenses) allocated to administrative expenses [member]
Statement Line Items [Line Items]
Employee Benefit Revenue/(Expenses) Allocation	(10.1)	(10.2)	(17.5)
Employee benefit revenue (expenses) allocated to financial expenses [member]
Statement Line Items [Line Items]
Employee Benefit Revenue/(Expenses) Allocation	(101.3)	(105.6)	(97.6)
Employee benefit revenue (expenses) allocated to exceptional items [member]
Statement Line Items [Line Items]
Employee Benefit Revenue/(Expenses) Allocation		R$ (1.9)